Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments
Schedule of investments

	December 31	December 31
	2019	2018

Common shares held	$1,289	$736
Warrants held	40	24

Total investments	1,329	760
Less: current portion	405	351

	$924	$409